Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill [Abstract]
Goodwill

12. GOODWILL

In 2011, for the reporting units of the MMOG operation business and the Web-based game operation business, the Company qualitatively assessed whether it is more likely than not that the fair values of these reporting units were less than their carrying amounts. For the reporting units of the Company's online advertising business and cinema advertising business, the Company tested for goodwill impairment by quantitatively comparing the fair values of those reporting units to their carrying amounts.

The changes in the carrying value of goodwill are as follows:

	Online Game (in thousands)	Online Advertising (in thousands)	Others (in thousands)	Total (in thousands)
Balance as of December 31, 2010(As restated)
Goodwill	$10,258	$17,885	$—	$28,143
Accumulated impairment losses	—	—	—	—

	$10,258	$17,885	$—	$28,143

Transactions in 2011
Acquisitions	$103,366	$—	$5,147	$108,513
Foreign exchange	3,107	—	54	3,161
Impairment losses	—	—	(5,201)	(5,201)

Balance as of December 31, 2011
Goodwill	$116,731	$17,885	$5,201	$139,817
Accumulated impairment losses	—	—	(5,201)	(5,201)

	$116,731	$17,885	$—	$134,616

For the qualitative analysis performed for the MMOG operation business and the Web-based game operation business, the Company took into consideration all the events and circumstances listed in ASC350, Intangibles—Goodwill and Other, in addition to other entity specific factors. Based on the assessment, the Company determined that it was not necessary to perform a quantitative goodwill impairment test for the MMOG operation business and the Web-based game operation business.

For the reporting units of the Company's online advertising business and cinema advertising business, the Company estimated the fair value by weighting the results from the income approach and used the market approach as a check. These valuation approaches consider a number of factors, which include, but are not limited to, expected future cash flows, growth rates, discount rates, and comparable multiples from publicly traded companies in the industry and require the Company to make certain assumptions and estimates regarding industry economic factors and future profitability of the Company's business.

After completing its annual impairment reviews for each reporting unit on an annual basis as of October 1, 2010 and 2011, the Company concluded that goodwill was not impaired in either of these years except for the reporting unit of the cinema advertising business.

For the cinema advertising business, in view of Shanghai Jingmao's less-than-satisfactory performance for the year ended December 31, 2011, the Company performed an impairment test with the assistance of a third-party appraiser to determine the implied fair value of Shanghai Jingmao's goodwill. Based on the assessment, a full impairment loss of $5.2 million on Shanghai Jingmao's goodwill was recognized for the year ended December 31, 2011.